Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 94.25%
Communication services: 6.72%
Diversified telecommunication services: 0.70%
AT&T Incorporated	81,507	$ 1,571,455
Lumen Technologies Incorporated	54,302	297,032
Verizon Communications Incorporated	42,588	1,660,080
		3,528,567
Entertainment: 1.31%
Electronic Arts Incorporated	3,356	438,898
Live Nation Entertainment Incorporated †	3,394	246,947
Netflix Incorporated †	5,170	1,579,590
Playtika Holding Corporation †	13,390	126,536
Spotify Technology SA †	1,188	94,351
Take-Two Interactive Software Incorporated †	1,932	204,193
The Madison Square Garden Company Class A	1,274	207,458
The Walt Disney Company †	18,330	1,793,957
Warner Bros. Discovery Incorporated †	7,460	85,044
World Wrestling Entertainment Incorporated Class A	22,315	1,782,522
		6,559,496
Interactive media & services: 3.70%
Alphabet Incorporated Class A †	75,134	7,587,783
Alphabet Incorporated Class C †	68,416	6,940,803
IAC/InterActiveCorp †	702	36,427
Match Group Incorporated †	1,307	66,082
Meta Platforms Incorporated Class A †	28,140	3,323,334
Pinterest Incorporated Class A †	3,057	77,709
TripAdvisor Incorporated †	12,871	262,440
Zillow Group Incorporated Class A †	5,648	211,235
Zillow Group Incorporated Class C †	3,475	131,981
		18,637,794
Media: 0.79%
Altice USA Incorporated †	10,375	47,310
Charter Communications Incorporated Class A †	1,000	391,290
Comcast Corporation Class A	42,655	1,562,879
Fox Corporation Class A	6,564	213,002
Interpublic Group of Companies Incorporated	705	24,224
Nexstar Media Group Incorporated Class A	4,768	903,822
Omnicom Group Incorporated	5,746	458,301
Sirius XM Holdings Incorporated	46,760	303,472
ViacomCBS Incorporated Class A	3,815	87,287
		3,991,587
Wireless telecommunication services: 0.22%
T-Mobile US Incorporated †	7,408	1,122,016
Consumer discretionary: 10.94%
Auto components: 0.32%
Aptiv plc †	3,166	337,717
BorgWarner Incorporated	7,776	330,558
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Auto components (continued)
Gentex Corporation	2,865	$ 82,799
Lear Corporation	6,050	872,652
		1,623,726
Automobiles: 2.18%
Ford Motor Company	120,713	1,677,911
General Motors Company	31,917	1,294,554
Harley-Davidson Incorporated	31,457	1,482,568
Tesla Motors Incorporated †	29,439	5,731,773
Thor Industries Incorporated	8,963	772,073
		10,958,879
Distributors: 0.09%
Genuine Parts Company	1,439	263,812
LKQ Corporation	3,097	168,260
		432,072
Diversified consumer services: 0.26%
Grand Canyon Education Incorporated †	2,257	255,199
H&R Block Incorporated	23,796	1,040,123
		1,295,322
Hotels, restaurants & leisure: 2.44%
Aramark	27,327	1,136,803
Booking Holdings Incorporated †	256	532,339
Boyd Gaming Corporation	14,735	903,698
Chipotle Mexican Grill Incorporated †	85	138,292
Choice Hotels International Incorporated	5,679	699,766
Churchill Downs Incorporated	433	96,109
Darden Restaurants Incorporated	2,263	332,638
Domino's Pizza Incorporated	1,834	712,931
Expedia Group Incorporated †	1,189	127,033
Hilton Worldwide Holdings Incorporated	4,213	600,858
Marriott International Incorporated Class A	4,487	741,925
Marriott Vacations Worldwide Corporation	425	63,317
McDonald's Corporation	8,071	2,201,688
Six Flags Entertainment Corporation †	6,304	151,863
Starbucks Corporation	11,540	1,179,388
The Wendy's Company	2,161	48,752
Travel Leisure Company	20,873	811,334
Wyndham Hotels & Resorts Incorporated	8,625	632,385
Yum! Brands Incorporated	9,233	1,187,918
		12,299,037
Household durables: 0.14%
D.R. Horton Incorporated	512	44,032
Newell Rubbermaid Incorporated	357	4,630
PulteGroup Incorporated	3,832	171,597
Toll Brothers Incorporated	5,903	282,813
Whirlpool Corporation	1,332	195,178
		698,250
Internet & direct marketing retail: 2.21%
Amazon.com Incorporated †	106,734	10,304,100
eBay Incorporated	7,089	322,124
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Internet & direct marketing retail (continued)
Etsy Incorporated †	1,507	$ 199,060
Wayfair Incorporated Class A †	7,796	285,645
		11,110,929
Leisure products: 0.17%
Hasbro Incorporated	4,125	259,133
Mattel Incorporated †	13,932	253,980
Polaris Industries Incorporated	3,161	360,544
		873,657
Multiline retail: 0.37%
Dollar General Corporation	779	199,175
Dollar Tree Incorporated †	1,223	183,805
Kohl's Corporation	1,579	50,654
Macy's Incorporated	40,835	959,623
Nordstrom Incorporated	11,047	231,656
Target Corporation	1,519	253,779
		1,878,692
Specialty retail: 2.53%
AutoNation Incorporated †	11,578	1,434,630
AutoZone Incorporated †	220	567,380
Bath & Body Works Incorporated	2,917	123,973
Best Buy Company Incorporated	2,401	204,805
Dick's Sporting Goods Incorporated	2,447	292,612
Lithia Motors Incorporated Class A	412	98,596
Lowe's Companies Incorporated	7,853	1,669,155
O'Reilly Automotive Incorporated †	598	516,995
Penske Auto Group Incorporated	7,726	976,953
Petco Health & Wellness Company †	1,900	20,976
The Home Depot Incorporated	10,906	3,533,435
The TJX Companies Incorporated	12,001	960,680
Tractor Supply Company	1,371	310,271
Ulta Beauty Incorporated †	1,340	622,886
Victoria's Secret Corporation †	21,950	1,009,700
Williams-Sonoma Incorporated	3,180	371,742
		12,714,789
Textiles, apparel & luxury goods: 0.23%
Capri Holdings Limited †	5,166	296,270
Carter's Incorporated	472	34,475
HanesBrands Incorporated	18,685	125,563
Nike Incorporated Class B	5,066	555,690
PVH Corporation	797	53,542
Under Armour Incorporated Class A †	9,323	93,230
Under Armour Incorporated Class C †	2,650	23,108
		1,181,878
Consumer staples: 6.29%
Beverages: 1.53%
Brown-Forman Corporation Class A	312	22,773
Brown-Forman Corporation Class B	1,542	112,597
Constellation Brands Incorporated Class A	1,809	465,546
Keurig Dr. Pepper Incorporated	4,744	183,450
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Beverages (continued)
Molson Coors Brewing Company Class B	12,090	$ 666,280
PepsiCo Incorporated	18,242	3,384,073
The Coca-Cola Company	45,319	2,882,742
		7,717,461
Food & staples retailing: 1.47%
Albertsons Companies LLC	20,106	421,221
BJ's Wholesale Club Holdings Incorporated †	8,117	610,723
Costco Wholesale Corporation	4,510	2,432,018
Sysco Corporation	7,922	685,332
The Kroger Company	18,544	912,179
US Foods Holding Corporation †	2,792	102,131
Walgreens Boots Alliance Incorporated	2,228	92,462
Walmart Incorporated	14,231	2,169,089
		7,425,155
Food products: 1.36%
Archer Daniels Midland Company	9,704	946,140
Bunge Limited	8,569	898,374
Campbell Soup Company	10,462	561,496
ConAgra Foods Incorporated	4,517	171,556
Flowers Foods Incorporated	25,331	761,197
General Mills Incorporated	10,402	887,291
Ingredion Incorporated	2,216	217,102
Kellogg Company	4,191	305,733
Lamb Weston Holdings Incorporated	1,494	129,829
Mondelez International Incorporated Class A	5,488	371,044
Pilgrim's Pride Corporation †	18,037	471,848
The Hershey Company	1,125	264,566
The J.M. Smucker Company	894	137,685
Tyson Foods Incorporated Class A	10,703	709,395
		6,833,256
Household products: 1.18%
Church & Dwight Company Incorporated	557	45,602
Colgate-Palmolive Company	10,816	838,024
Kimberly-Clark Corporation	4,505	611,013
Reynolds Consumer Products Incorporated	14,303	457,124
The Clorox Company	260	38,649
The Procter & Gamble Company	26,525	3,956,469
		5,946,881
Personal products: 0.20%
Coty Incorporated Class A †	78,901	620,951
The Estee Lauder Companies Incorporated Class A	1,552	365,946
		986,897
Tobacco: 0.55%
Altria Group Incorporated	27,364	1,274,615
Philip Morris International Incorporated	14,736	1,468,737
		2,743,352
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Energy: 4.68%
Energy equipment & services: 0.16%
Baker Hughes Company	7,031	$ 204,040
Schlumberger Limited	11,518	593,753
		797,793
Oil, gas & consumable fuels: 4.52%
Antero Resources Corporation †	6,735	246,164
APA Corporation	23,446	1,098,445
Cheniere Energy Incorporated	5,457	956,940
Chevron Corporation	22,123	4,055,367
ConocoPhillips	9,784	1,208,422
Devon Energy Corporation	3,553	243,452
EOG Resources Incorporated	7,255	1,029,702
Exxon Mobil Corporation	54,026	6,015,255
HF Sinclair Corporation	1,844	114,955
Marathon Oil Corporation	20,580	630,365
Marathon Petroleum Corporation	10,040	1,222,972
Occidental Petroleum Corporation	13,759	956,113
Ovintiv Incorporated	23,064	1,286,049
Phillips 66	10,699	1,160,200
Targa Resources Corporation	16,245	1,208,466
Valero Energy Corporation	9,803	1,309,877
		22,742,744
Financials: 9.30%
Banks: 2.59%
Bank of America Corporation	69,372	2,625,730
Bank OZK	13,374	617,210
BOK Financial Corporation	806	84,396
Citigroup Incorporated	16,014	775,238
Citizens Financial Group Incorporated	4,974	210,798
Comerica Incorporated	3,455	247,862
Fifth Third Bancorp	11,697	425,303
FNB Corporation	15,658	220,778
JPMorgan Chase & Company	29,597	4,089,713
KeyCorp	10,073	189,473
M&T Bank Corporation	3,209	545,594
PNC Financial Services Group Incorporated	1,786	300,512
Popular Incorporated	6,662	486,459
Regions Financial Corporation	12,396	287,711
Synovus Financial Corporation	5,751	242,290
Truist Financial Corporation	13,217	618,688
US Bancorp	11,693	530,745
Wintrust Financial Corporation	4,008	366,451
Zions Bancorporation	3,484	180,541
		13,045,492
Capital markets: 2.77%
Affiliated Managers Group Incorporated	4,268	684,673
Ameriprise Financial Incorporated	1,780	590,871
Bank of New York Mellon Corporation	9,278	425,860
BlackRock Incorporated	1,790	1,281,640
Blue Owl Capital Incorporated	8,874	100,276
Cboe Global Markets Incorporated	3,482	441,657
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Capital markets (continued)
Evercore Partners Incorporated Class A	3,490	$ 401,978
FactSet Research Systems Incorporated	1,495	689,629
Franklin Resources Incorporated	11,120	298,127
Intercontinental Exchange Incorporated	1,226	132,788
Invesco Limited	4,484	85,689
Janus Henderson Group plc	1,692	42,791
Jefferies Financial Group Incorporated	11,469	435,707
LPL Financial Holdings Incorporated	6,483	1,534,591
Moody's Corporation	90	26,844
Morgan Stanley	9,631	896,357
Morningstar Incorporated	1,989	487,564
Northern Trust Corporation	469	43,669
Raymond James Financial Incorporated	4,112	480,693
S&P Global Incorporated	1,272	448,762
SEI Investments Company	1,253	78,037
State Street Corporation	2,492	198,538
Stifel Financial Corporation	3,286	211,126
T. Rowe Price Group Incorporated	2,711	338,631
The Blackstone Group Incorporated Class A	8,334	762,811
The Carlyle Group Incorporated	2,512	78,299
The Charles Schwab Corporation	8,602	710,009
The Goldman Sachs Group Incorporated	2,564	990,089
Virtu Financial Incorporated Class A	46,538	1,032,213
		13,929,919
Consumer finance: 0.48%
Ally Financial Incorporated	2,714	73,305
American Express Company	5,104	804,339
Credit Acceptance Corporation †	692	327,980
Discover Financial Services	2,472	267,866
SLM Corporation	41,377	722,442
Synchrony Financial	5,368	201,729
Upstart Holdings Incorporated †	1,037	20,273
		2,417,934
Diversified financial services: 1.61%
Apollo Global Management Incorporated	1,105	76,676
Berkshire Hathaway Incorporated Class B †	22,785	7,259,301
Equitable Holdings Incorporated	2,553	81,032
Voya Financial Incorporated	10,827	714,365
		8,131,374
Insurance: 1.78%
AFLAC Incorporated	3,826	275,204
American Financial Group Incorporated	6,643	944,767
American International Group Incorporated	3,608	227,701
Aon plc Class A	1,035	319,070
Arch Capital Group Limited †	892	53,440
Assurant Incorporated	4,529	580,708
Axis Capital Holdings Limited	7,549	434,520
Chubb Limited	3,357	737,164
Erie Indemnity Company Class A	302	85,282
Everest Reinsurance Group Limited	904	305,498
Marsh & McLennan Companies Incorporated	4,455	771,517
MetLife Incorporated	6,368	488,426
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Old Republic International Corporation	1,062	$ 26,019
Progressive Corporation	6,852	905,492
Prudential Financial Incorporated	931	100,576
RenaissanceRe Holdings Limited	1,167	220,458
The Allstate Corporation	3,126	418,571
The Hanover Insurance Group Incorporated	432	63,634
The Hartford Financial Services Group Incorporated	3,972	303,342
The Travelers Companies Incorporated	2,874	545,514
UnumProvident Corporation	14,030	591,785
W.R. Berkley Corporation	5,184	395,436
Willis Towers Watson plc	661	162,712
		8,956,836
Mortgage REITs: 0.04%
AGNC Investment Corporation	16,803	167,862
New Residential Investment Corporation	5,261	47,612
		215,474
Thrifts & mortgage finance: 0.03%
Rocket Companies Incorporated Class A	2,269	18,833
UWM Holdings Corporation	29,119	129,580
		148,413
Health care: 14.57%
Biotechnology: 3.05%
AbbVie Incorporated	28,064	4,523,356
Amgen Incorporated	9,662	2,767,197
Biogen Incorporated †	2,148	655,505
BioMarin Pharmaceutical Incorporated †	4,492	453,602
Exelixis Incorporated †	23,192	396,119
Gilead Sciences Incorporated	23,275	2,044,243
Horizon Therapeutics plc †	1,427	143,114
Incyte Corporation †	2,214	176,389
Ionis Pharmaceuticals Incorporated †	5,346	218,063
Moderna Incorporated †	4,200	738,822
Novavax Incorporated †	17,243	284,337
Regeneron Pharmaceuticals Incorporated †	1,533	1,152,356
United Therapeutics Corporation †	1,949	545,506
Vertex Pharmaceuticals Incorporated †	4,034	1,276,358
		15,374,967
Health care equipment & supplies: 2.39%
Abbott Laboratories	23,188	2,494,565
Baxter International Incorporated	6,252	353,426
Becton Dickinson & Company	4,396	1,096,099
Boston Scientific Corporation †	15,218	688,919
Dentsply Sirona Incorporated	9,584	290,012
DexCom Incorporated †	1,142	132,792
Edwards Lifesciences Corporation †	5,671	438,085
Envista Holdings Corporation †	16,239	554,075
Globus Medical Incorporated Class A †	1,235	91,254
Hologic Incorporated †	6,119	466,023
ICU Medical Incorporated †	2,513	400,145
IDEXX Laboratories Incorporated †	1,007	428,851
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Integra LifeSciences Holdings Corporation †	5,324	$ 292,501
Intuitive Surgical Incorporated †	1,477	399,366
Masimo Corporation †	2,650	384,091
Medtronic plc	14,277	1,128,454
Quidlelothro Corporation †	616	53,968
ResMed Incorporated	2,206	507,821
Stryker Corporation	3,957	925,503
Tandem Diabetes Care Incorporated †	505	21,235
Teleflex Incorporated	1,753	410,412
Zimmer Biomet Holdings Incorporated	3,791	455,299
		12,012,896
Health care providers & services: 3.03%
Acadia Healthcare Company Incorporated †	692	61,630
Centene Corporation †	9,436	821,404
Chemed Corporation	913	474,760
Cigna Corporation	4,922	1,618,797
CVS Health Corporation	25,726	2,620,965
DaVita HealthCare Partners Incorporated †	693	51,095
Elevance Health Incorporated	3,172	1,690,422
HCA Healthcare Incorporated	728	174,880
Henry Schein Incorporated †	1,646	133,194
Humana Incorporated	1,478	812,752
Molina Healthcare Incorporated †	1,029	346,536
Quest Diagnostics Incorporated	2,300	349,209
Tenet Healthcare Corporation †	3,450	159,321
UnitedHealth Group Incorporated	10,804	5,917,999
		15,232,964
Health care technology: 0.07%
Certara Incorporated †	5,017	85,189
Definitive Healthcare Corporation †	17,004	193,335
Veeva Systems Incorporated Class A †	392	74,621
		353,145
Life sciences tools & services: 1.91%
Agilent Technologies Incorporated	4,828	748,243
Avantor Incorporated †	7,334	163,402
Bruker Corporation	3,618	243,889
Charles River Laboratories International Incorporated †	384	87,771
Danaher Corporation	7,324	2,002,455
IQVIA Holdings Incorporated †	4,309	939,448
Mettler-Toledo International Incorporated †	448	658,363
PerkinElmer Incorporated	2,565	358,407
Qiagen NV †	9,599	475,534
Syneos Health Incorporated †	9,957	351,283
Thermo Fisher Scientific Incorporated	4,790	2,683,454
Waters Corporation †	2,026	702,212
West Pharmaceutical Services Incorporated	896	210,255
		9,624,716
Pharmaceuticals: 4.12%
Bristol-Myers Squibb Company	34,876	2,799,845
Eli Lilly & Company	10,263	3,808,394
Johnson & Johnson	30,776	5,478,128
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Merck & Company Incorporated	31,157	$ 3,431,009
Organon & Company	17,594	457,796
Perrigo Company plc	1,626	52,406
Pfizer Incorporated	72,373	3,628,058
Viatris Incorporated	43,689	481,890
Zoetis Incorporated	3,930	605,770
		20,743,296
Industrials: 8.76%
Aerospace & defense: 1.68%
BWX Technologies Incorporated	2,384	145,162
Curtiss-Wright Corporation	1,042	184,069
General Dynamics Corporation	4,590	1,158,470
Howmet Aerospace Incorporated	14,419	543,164
Huntington Ingalls Industries Incorporated	1,192	276,496
L3Harris Technologies Incorporated	3,501	795,007
Lockheed Martin Corporation	3,511	1,703,502
Northrop Grumman Corporation	3,162	1,686,263
Raytheon Technologies Corporation	17,248	1,702,723
The Boeing Company †	1,527	273,150
		8,468,006
Air freight & logistics: 0.58%
C.H. Robinson Worldwide Incorporated	6,083	609,638
FedEx Corporation	1,983	361,342
GXO Logistics Incorporated †	1,266	59,325
United Parcel Service Incorporated Class B	8,057	1,528,655
XPO Logistics Incorporated	9,801	378,515
		2,937,475
Airlines: 0.12%
Copa Holdings SA Class A †	2,995	262,452
Delta Air Lines Incorporated †	8,975	317,446
		579,898
Building products: 0.41%
A.O. Smith Corporation	1,572	95,483
Builders FirstSource Incorporated †	7,145	456,780
Carlisle Companies Incorporated	619	162,865
Carrier Global Corporation	3,359	148,871
Johnson Controls International plc	8,122	539,626
Masco Corporation	2,792	141,778
Owens Corning Incorporated	2,922	259,590
Trane Technologies plc	1,465	261,385
		2,066,378
Commercial services & supplies: 0.56%
Cintas Corporation	1,446	667,734
Clean Harbors Incorporated †	1,960	235,200
Republic Services Incorporated	5,263	733,083
Rollins Incorporated	3,566	144,209
Tetra Tech Incorporated	876	135,421
Waste Management Incorporated	5,225	876,337
		2,791,984
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Construction & engineering: 0.15%
AECOM Technology Corporation	8,468	$ 719,780
Quanta Services Incorporated	385	57,704
		777,484
Electrical equipment: 0.92%
Acuity Brands Incorporated	5,359	1,009,046
AMETEK Incorporated	101	14,384
Eaton Corporation plc	4,064	664,261
Emerson Electric Company	6,887	659,568
Hubbell Incorporated	3,505	890,480
nVent Electric plc	24,373	975,164
Regal Rexnord Corporation	639	83,779
Rockwell Automation Incorporated	239	63,149
Sensata Technologies Holding plc	1,857	83,751
Vertiv Holdings Company	14,799	204,966
		4,648,548
Industrial conglomerates: 0.70%
3M Company	6,624	834,411
General Electric Company	14,795	1,271,926
Honeywell International Incorporated	6,539	1,435,637
		3,541,974
Machinery: 1.48%
AGCO Corporation	4,990	662,273
Allison Transmission Holdings Incorporated	11,442	512,602
Caterpillar Incorporated	5,835	1,379,452
Crane Holdings Company	5,997	635,322
Cummins Incorporated	2,300	577,668
Deere & Company	2,506	1,105,146
ESAB Corporation	9,084	430,037
Flowserve Corporation	3,117	97,749
Illinois Tool Works Incorporated	2,045	465,176
ITT Incorporated	2,257	190,762
Lincoln Electric Holdings Incorporated	1,239	183,223
Otis Worldwide Corporation	971	75,825
PACCAR Incorporated	7,669	812,224
Parker-Hannifin Corporation	56	16,741
Snap-on Incorporated	654	157,352
The Timken Company	312	23,706
Wabtec Corporation	995	100,585
		7,425,843
Professional services: 0.99%
Booz Allen Hamilton Holding Corporation	5,364	570,730
CACI International Incorporated Class A †	1,471	459,393
FTI Consulting Incorporated †	4,831	834,893
Jacobs Solutions Incorporated	1,286	162,730
KBR Incorporated	12,533	647,580
Leidos Holdings Incorporated	4,656	509,040
Manpower Incorporated	1,761	154,123
Robert Half International Incorporated	6,145	484,103
Science Applications International Corporation	10,647	1,172,341
		4,994,933
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Road & rail: 0.88%
Avis Budget Group Incorporated †	92	$ 20,571
CSX Corporation	4,060	132,721
Hertz Global Holdings †	434	7,465
J.B. Hunt Transport Services Incorporated	1,654	304,154
Landstar System Incorporated	4,167	720,808
Old Dominion Freight Line Incorporated	130	39,339
RXO Incorporated †	9,801	186,219
Ryder System Incorporated	9,524	890,399
Schneider National Incorporated Class B	43,786	1,127,927
Union Pacific Corporation	4,632	1,007,136
		4,436,739
Trading companies & distributors: 0.29%
MSC Industrial Direct Company Class A	550	47,207
Univar Incorporated †	20,612	682,876
W.W. Grainger Incorporated	1,025	618,137
WESCO International Incorporated †	703	90,631
		1,438,851
Information technology: 25.68%
Communications equipment: 1.03%
Ciena Corporation †	5,222	234,781
Cisco Systems Incorporated	49,490	2,460,643
CommScope Holdings Incorporated †	114,370	1,015,606
F5 Networks Incorporated †	105	16,234
Juniper Networks Incorporated	26,683	886,943
Lumentum Holdings Incorporated †	2,570	141,196
Motorola Solutions Incorporated	1,698	462,196
		5,217,599
Electronic equipment, instruments & components: 0.93%
Arrow Electronics Incorporated †	10,902	1,185,483
Avnet Incorporated	26,683	1,205,271
CDW Corporation of Delaware	3,566	672,690
Jabil Circuit Incorporated	14,643	1,057,078
Keysight Technologies Incorporated †	387	70,004
TD SYNNEX Corporation	4,423	452,473
Vontier Corporation	1,832	35,962
		4,678,961
IT services: 4.79%
Accenture plc Class A	8,297	2,496,816
Akamai Technologies Incorporated †	3,001	284,675
Amdocs Limited	8,549	759,664
Automatic Data Processing Incorporated	3,119	823,853
Broadridge Financial Solutions Incorporated	475	70,827
Cognizant Technology Solutions Corporation Class A	21,483	1,336,457
Concentrix Corporation	7,635	934,371
DXC Technology Company †	29,397	872,209
EPAM Systems Incorporated †	835	307,764
Euronet Worldwide Incorporated †	2,351	218,525
Fidelity National Information Services Incorporated	4,528	328,642
Fiserv Incorporated †	5,468	570,640
Gartner Incorporated †	2,322	813,559
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  11

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
IT services (continued)
Genpact Limited	6,471	$ 298,378
Global Payments Incorporated	2,141	222,193
Globant SA †	366	68,581
International Business Machines Corporation	14,576	2,170,366
Jack Henry & Associates Incorporated	4,273	809,093
Kyndryl Holdings Incorporated †	111,789	1,309,049
MasterCard Incorporated Class A	8,744	3,116,362
Paychex Incorporated	3,184	394,912
PayPal Holdings Incorporated †	9,414	738,152
SS&C Technologies Holdings Incorporated	1,976	106,230
The Western Union Company	37,889	555,453
Thoughtworks Holding Incorporated †	51,102	466,050
Toast Incorporated Class A †	17,918	328,974
VeriSign Incorporated †	560	111,894
Visa Incorporated Class A	16,535	3,588,095
		24,101,784
Semiconductors & semiconductor equipment: 4.16%
Advanced Micro Devices Incorporated †	15,436	1,198,297
Allegro MicroSystems Incorporated †	8,505	264,846
Analog Devices Incorporated	1,076	184,975
Applied Materials Incorporated	11,253	1,233,329
Broadcom Incorporated	4,967	2,736,966
Cirrus Logic Incorporated †	5,819	434,737
Entegris Incorporated	1,757	135,799
First Solar Incorporated †	121	20,876
GlobalFoundries Incorporated †	2,888	185,843
Intel Corporation	42,153	1,267,541
KLA Corporation	2,091	822,077
Lam Research Corporation	2,191	1,034,985
Lattice Semiconductor Corporation †	5,996	436,689
Microchip Technology Incorporated	12,069	955,744
Micron Technology Incorporated	13,247	763,690
MKS Instruments Incorporated	654	54,844
Monolithic Power Systems Incorporated	34	12,987
NVIDIA Corporation	25,448	4,306,565
ON Semiconductor Corporation †	15,961	1,200,267
Qorvo Incorporated †	1,166	115,726
Qualcomm Incorporated	14,301	1,808,933
Teradyne Incorporated	1,914	178,863
Texas Instruments Incorporated	8,873	1,601,222
		20,955,801
Software: 9.23%
Adobe Incorporated †	5,551	1,914,706
Alteryx Incorporated Class A †	3,914	175,543
AppLovin Corporation †	4,716	67,958
Aspen Technology Incorporated †	3,029	698,185
Atlassian Corporation Class A †	1,890	248,630
Autodesk Incorporated †	2,018	407,535
Cadence Design Systems Incorporated †	6,375	1,096,755
CCC Intelligent Solutions †	55,412	509,790
Crowdstrike Holdings Incorporated Class A †	1,183	139,180
Datadog Incorporated Class A †	2,487	188,465
DocuSign Incorporated †	2,374	111,744
Dolby Laboratories Incorporated Class A	9,420	705,275
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Software (continued)
Doubleverify Holdings Incorporated †	294	$ 7,703
Dropbox Incorporated Class A †	47,328	1,115,048
Dynatrace Incorporated †	2,426	94,008
Fair Isaac Corporation †	1,378	853,974
Fortinet Incorporated †	18,618	989,733
Guidewire Software Incorporated †	3,268	193,825
Informatica Incorporated †	15,910	273,334
Intuit Incorporated	2,916	1,188,532
Jamf Holding Corporation †	2,636	56,094
Manhattan Associates Incorporated †	3,412	429,707
Microsoft Corporation	91,811	23,424,659
NCR Corporation †	19,683	469,833
New Relic Incorporated †	15,510	872,748
NortonLifeLock Incorporated	6,928	159,067
Nutanix Incorporated Class A †	2,490	70,367
Oracle Corporation	24,569	2,039,964
Palantir Technologies Incorporated Class A †	26,622	199,665
Palo Alto Networks Incorporated †	6,423	1,091,268
Paycor HCM Incorporated †	237	6,854
Pegasystems Incorporated	519	18,814
PTC Incorporated †	1,272	161,811
RingCentral Incorporated Class A †	15,247	565,054
Roper Technologies Incorporated	1,095	480,585
Salesforce.com Incorporated †	8,954	1,434,879
ServiceNow Incorporated †	2,223	925,435
Smartsheet Incorporated Class A †	11,306	347,546
Synopsys Incorporated †	3,042	1,032,881
Teradata Corporation †	23,206	792,485
The Trade Desk Incorporated †	3,721	194,013
Workday Incorporated Class A †	2,366	397,251
Zoom Video Communications Incorporated †	3,304	249,221
Zscaler Incorporated †	499	66,592
		46,466,716
Technology hardware, storage & peripherals: 5.54%
Apple Incorporated	182,875	27,070,986
Hewlett Packard Enterprise Company	6,638	111,386
HP Incorporated	21,191	636,578
Western Digital Corporation †	1,687	61,997
		27,880,947
Materials: 2.70%
Chemicals: 1.51%
Ashland Global Holdings Incorporated	2,386	266,922
Celanese Corporation Series A	887	95,175
CF Industries Holdings Incorporated	9,333	1,009,737
Corteva Incorporated	3,476	233,448
Dow Incorporated	13,057	665,515
DuPont de Nemours Incorporated	1,756	123,816
Eastman Chemical Company	1,524	132,009
Huntsman Corporation	11,536	320,470
Linde plc	4,218	1,419,273
LyondellBasell Industries NV Class A	6,942	590,139
Olin Corporation	5,800	330,484
RPM International Incorporated	191	19,791
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  13

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Chemicals (continued)
The Chemours Company	15,105	$ 469,010
The Mosaic Company	11,617	595,952
The Sherwin-Williams Company	1,473	367,042
Valvoline Incorporated	18,979	625,927
Westlake Chemical Corporation	3,190	343,404
		7,608,114
Construction materials: 0.17%
Eagle Materials Incorporated	6,193	844,354
Containers & packaging: 0.40%
Amcor plc	18,057	223,004
Berry Global Group Incorporated	8,404	492,474
Crown Holdings Incorporated	4,120	338,705
Graphic Packaging Holding Company	5,796	133,192
International Paper Company	4,496	166,892
Packaging Corporation of America	549	74,604
Sealed Air Corporation	1,751	93,206
Silgan Holdings Incorporated	5,088	269,155
Sonoco Products Company	4,027	247,137
		2,038,369
Metals & mining: 0.62%
Alcoa Corporation	10,244	513,532
Cleveland-Cliffs Incorporated †	5,862	90,744
Newmont Corporation	4,279	203,124
Nucor Corporation	4,094	613,895
Reliance Steel & Aluminum Company	2,834	598,796
Steel Dynamics Incorporated	6,202	644,574
United States Steel Corporation	17,093	449,375
		3,114,040
Real estate: 2.23%
Equity REITs: 2.07%
American Tower Corporation	3,215	711,319
AvalonBay Communities Incorporated	258	45,124
Boston Properties Incorporated	2,206	159,008
Brixmor Property Group Incorporated	14,908	345,567
Crown Castle International Corporation	5,634	796,817
Digital Realty Trust Incorporated	2,501	281,262
EPR Properties	10,774	448,306
Equinix Incorporated	773	533,872
Equity Residential	1,160	75,238
Essex Property Trust Incorporated	301	66,334
Extra Space Storage Incorporated	1,853	297,759
Federal Realty Investment Trust	763	84,769
Gaming and Leisure Properties Incorporated	1,930	101,537
Healthpeak Properties Incorporated	3,952	103,780
Host Hotels & Resorts Incorporated	17,706	335,352
Invitation Homes Incorporated	1,198	39,091
Iron Mountain Incorporated	11,944	648,918
Lamar Advertising Company Class A	1,207	120,869
Life Storage Incorporated	1,625	174,671
Mid-America Apartment Communities Incorporated	1,743	287,386
Omega Healthcare Investors Incorporated	6,667	201,877
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Orion Office Incorporated	551	$ 5,119
Park Hotels & Resorts Incorporated	44,890	575,939
Prologis Incorporated	6,630	780,948
Public Storage Incorporated	1,307	389,434
Rayonier Incorporated	5,370	192,676
Regency Centers Corporation	11,549	767,200
SBA Communications Corporation	1,051	314,564
Simon Property Group Incorporated	4,005	478,357
SL Green Realty Corporation	768	32,225
Ventas Incorporated	2,463	114,603
VICI Properties Incorporated	3,305	113,031
Welltower Incorporated	2,617	185,886
Weyerhaeuser Company	15,924	520,874
WP Carey Incorporated	971	76,515
		10,406,227
Real estate management & development: 0.16%
CBRE Group Incorporated Class A †	4,015	319,594
Jones Lang LaSalle Incorporated †	2,957	497,279
		816,873
Utilities: 2.38%
Electric utilities: 1.48%
Alliant Energy Corporation	1,300	73,190
American Electric Power Company Incorporated	4,504	435,987
Constellation Energy Corporation	2,400	230,688
Duke Energy Corporation	6,719	671,430
Edison International	5,901	393,361
Entergy Corporation	708	82,319
Eversource Energy	649	53,776
Exelon Corporation	17,015	703,911
FirstEnergy Corporation	6,598	272,102
Hawaiian Electric Industries Incorporated	2,837	116,544
IDACORP Incorporated	297	32,827
NextEra Energy Incorporated	13,039	1,104,403
NRG Energy Incorporated	13,946	592,008
OGE Energy Corporation	12,178	492,722
PG&E Corporation †	44,243	694,615
PPL Corporation	16,955	500,512
The Southern Company	10,224	691,551
Xcel Energy Incorporated	4,251	298,505
		7,440,451
Gas utilities: 0.02%
National Fuel Gas Company	1,545	102,325
Independent power & renewable electricity producers: 0.20%
AES Corporation	19,349	559,573
Vistra Energy Corporation	18,459	449,107
		1,008,680
Multi-utilities: 0.61%
CenterPoint Energy Incorporated	611	19,008
CMS Energy Corporation	5,668	346,145
Consolidated Edison Incorporated	5,124	502,357
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  15

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Multi-utilities (continued)
Dominion Energy Incorporated	7,438	$ 454,536
DTE Energy Company	5,769	669,262
NiSource Incorporated	8,183	228,633
Public Service Enterprise Group Incorporated	6,069	367,478
Sempra Energy	1,730	287,509
WEC Energy Group Incorporated	1,779	176,370
		3,051,298
Water utilities: 0.07%
American Water Works Company Incorporated	2,473	375,302
Total Common stocks (Cost $392,396,905)		474,503,610

		Yield
Short-term investments: 5.02%
Investment companies: 5.02%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	25,302,255	25,302,255
Total Short-term investments (Cost $25,302,255)				25,302,255
Total investments in securities (Cost $417,699,160)	99.27%			499,805,865
Other assets and liabilities, net	0.73			3,650,778
Total net assets	100.00%			$503,456,643

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,689,254	$313,167,620	$(304,554,619)	$0	$0	$25,302,255	25,302,255	$223,801
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	135	12-16-2022	$25,174,787	$27,548,438	$2,373,651	$0
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Factor Enhanced U.S. Large Cap Equity Portfolio  |  17

Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$33,839,460	$0	$0	$33,839,460
Consumer discretionary	55,067,231	0	0	55,067,231
Consumer staples	31,653,002	0	0	31,653,002
Energy	23,540,537	0	0	23,540,537
Financials	46,845,442	0	0	46,845,442
Health care	73,341,984	0	0	73,341,984
Industrials	44,108,113	0	0	44,108,113
Information technology	129,301,808	0	0	129,301,808
Materials	13,604,877	0	0	13,604,877
Real estate	11,223,100	0	0	11,223,100
Utilities	11,978,056	0	0	11,978,056
Short-term investments
Investment companies	25,302,255	0	0	25,302,255
	499,805,865	0	0	499,805,865
Futures contracts	2,373,651	0	0	2,373,651
Total assets	$502,179,516	$0	$0	$502,179,516
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2022, $402,830 was segregated as cash collateral for open futures contracts.
For the nine months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.

18  |  Allspring Factor Enhanced U.S. Large Cap Equity Portfolio